Summary of significant accounting policies - Aging of loan receivables from Xiaoying Credit Loans and other loans (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,004,137,624	$ 685,564,043	¥ 5,136,552,806
Not past-due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,927,935,321	675,124,369	5,065,807,660
1 - 30 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	48,168,311	6,599,032	46,638,396
30 - 60 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	28,033,992	3,840,642	24,106,750
Xiaoying Credit Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,004,137,624	$ 685,564,043	5,136,542,858
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross			¥ 9,948